REPORT OF
INDEPENDENT
REGISTERED
PUBLIC
ACCOUNTING
FIRM

To the Board of Trustees of Northern Lights
Fund Trust IV
and the Shareholders of Inspire Global
Hope ETF, Inspire Small/Mid Cap Impact
ETF, Inspire Corporate Bond Impact ETF,
Inspire 100 ETF, Inspire International ESG
ETF, Inspire Tactical Balanced ESG ETF,
Inspire Faithward Mid Cap Momentum
ESG ETF, and Inspire Faithward Large Cap
Momentum ESG ETF

In planning and performing our audits of the financial statements of Inspire Global Hope ETF,
Inspire Small/Mid Cap Impact ETF, Inspire
Corporate Bond Impact ETF, Inspire 100 ETF,
Inspire International ESG ETF, Inspire Tactical
Balanced ESG ETF, Inspire Faithward Mid Cap
Momentum ESG ETF , and Inspire Faithward
Large Cap Momentum ESG ETF, each a series of shares of beneficial interest in Northern Lights
Fund Trust IV (the "Funds"), as of November
30, 2021, and for the year or period then ended, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) ("PCAOB"), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N- CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America ("GAAP"). A funds internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a funds assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.


Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness, as defined above, as of November 30, 2021.

This report is intended solely for the information and use of management and the shareholders of Inspire Global Hope ETF, Inspire Small/Mid
Cap Impact ETF, Inspire Corporate Bond Impact
ETF, Inspire 100 ETF, Inspire International ESG
ETF, Inspire Tactical Balanced ESG ETF, Inspire
Faithward Mid Cap Momentum ESG ETF , and
Inspire Faithward Large Cap Momentum ESG
ETF, the Board of Trustees of Northern Lights
Fund Trust IV and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.



BBD, LLP

      Philadelphia, Pennsylvania
       January 28, 2022